CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Net Income	$ 13,066	$ 9,366	$ 9,790
Other comprehensive income/(loss), net of tax:
Market value adjustments for investments	7	(18)	13
Market value adjustments for hedges	207	(37)	(359)
Pension and postretirement medical plan adjustments	434	584	(1,154)
Foreign currency translation and other	(289)	(103)	(156)
Other comprehensive income/(loss)	359	426	(1,656)
Comprehensive income	13,425	9,792	8,134
Less: Net income attributable to noncontrolling interests, including redeemable noncontrolling interests	(468)	(386)	(399)
Other comprehensive loss attributable to noncontrolling interests	72	25	98
Comprehensive income attributable to Disney	$ 13,029	$ 9,431	$ 7,833